Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total	$ 1,086	$ (893)
Trade and other payables [Member]
Disclosure of financial assets [line items]
Total	(274)	(2,284)
Borrowings [Member]
Disclosure of financial assets [line items]
Total	(52)	(16)
Trade and other receivables [Member]
Disclosure of financial assets [line items]
Total	1,246	1,197
Investments in Financial Assets [Member]
Disclosure of financial assets [line items]
Total	$ 166	$ 210